Inx Token Liability (Details) - Schedule of inputs and assumptions are volatility and the period under the lock up	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Bottom of range [member]
Inx Token Liability (Details) - Schedule of inputs and assumptions are volatility and the period under the lock up [Line Items]
Expected term (years)	1 month 17 days	21 days
Expected volatility	71.56%	63.18%
Top of range [member]
Inx Token Liability (Details) - Schedule of inputs and assumptions are volatility and the period under the lock up [Line Items]
Expected term (years)	1 year 6 months 10 days	1 year 3 months 21 days
Expected volatility	103.37%	86.90%